Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (96.2%)
Aerospace & Defense (1.5%)
$460	Spirit AeroSystems, Inc., Rule 144A, Secured Notes (Callable 04/15/22 @ 103.75)(1)	(B+, B1)	04/15/25	7.500	$452,999
1,250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	1,267,737
1,940	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	2,049,135

					3,769,871

Air Transportation (0.4%)
1,000	Mileage Plus Intellectual Property Assets, Ltd. Rule 144A, Senior Secured Notes (Callable 06/30/23 @ 103.25)(1)	(NR, Baa3)	06/20/27	6.500	1,037,500

Auto Parts & Equipment (2.6%)
300	Adient U.S. LLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 104.50)(1)	(B+, Ba3)	04/15/25	9.000	333,938
3,430	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	3,610,589
2,450	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	1,356,222
1,000	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes (1)	(BB-, B3)	10/01/25	5.000	1,105,550

					6,406,299

Automakers (0.7%)
600	Ford Motor Co., Global Senior Unsecured Notes	(BB+, Ba2)	04/21/23	8.500	666,957
990	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB, B2)	07/15/28	6.250	1,048,781

					1,715,738

Brokerage (0.7%)
1,610	StoneX Group, Inc., Rule 144A, Senior Secured Notes Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,727,731

Building & Construction (1.0%)
600	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	589,875
300	Summit Materials LLC / Summit Materials Finance Corp. Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.65)(1)	(BB, B2)	01/15/29	5.250	312,375
1,591	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, Ba3)	05/01/26	5.625	1,652,349

					2,554,599

Building Materials (6.9%)
2,225	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 08/17/20 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	2,283,173
675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 103.06)(1)	(CCC+, Caa2)	08/15/25	6.125	696,992
1,570	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,658,014
1,970	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	2,105,063
600	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B2)	12/15/27	4.875	612,636
4,900	Omnimax International, Inc., Rule 144A, Senior Secured Notes (1)	(CCC-, Caa3)	08/15/20	12.000	4,047,939
3,540	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 100.00)(1)	(CCC+, Caa2)	05/15/23	9.000	3,345,300
595	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 08/11/20 @ 100.00)	(BB, B2)	07/15/23	6.125	596,288
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B2)	06/15/25	7.125	824,036
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B2)	06/15/28	7.250	820,429

					16,989,870

Cable & Satellite TV (4.7%)
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	1,449,787
800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	838,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	$563,588
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	814,054
1,555	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	1,619,812
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,696,000
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	1,373,171
2,922	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	3,088,101

					11,442,513

Chemicals (4.8%)
1,300	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 103.13)(1)	(CCC, Caa2)	02/01/25	6.250	1,343,875
2,000	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 101.00)(1),(3)	(CCC, Caa2)	06/01/23	8.750	2,027,290
300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	326,022
2,200	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	2,207,832
950	Nouryon Holding B.V., Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1),(4)	(B-, Caa1)	10/01/26	8.000	1,014,747
1,200	Nouryon Holding B.V., Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(5)	(B-, Caa1)	10/01/26	6.500	1,461,659
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(6),(7),(8),(9)	(NR, NR)	05/01/18	9.000	3,668
1,250	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B, B3)	04/15/26	6.500	1,256,125
2,625	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 104.31)(1)	(CCC+, Caa1)	07/15/25	5.750	1,960,547
200	Venator Materials LLC, Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 107.13)(1)	(B, B1)	07/01/25	9.500	207,000

					11,808,765

Consumer/Commercial/Lease Financing (1.1%)
2,600	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	2,665,000

Diversified Capital Goods (0.7%)
1,500	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,610,340

Electronics (1.9%)
2,625	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	2,733,754
1,800	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (1)	(BB+, Ba3)	10/01/25	5.000	1,948,689

					4,682,443

Energy - Exploration & Production (2.1%)
1,200	Laredo Petroleum, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 107.59)	(B-, B3)	01/15/28	10.125	855,000
2,718	Talos Production Finance, Inc., Global Secured Notes (Callable 08/31/20 @ 102.75)	(NR, NR)	04/03/22	11.000	2,547,896
2,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, Caa3)	11/01/23	9.750	1,672,850

					5,075,746

Environmental (0.3%)
625	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	664,431

Forestry & Paper (0.4%)
800	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	854,848

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gaming (4.8%)
$825	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B-, Caa1)	08/15/26	6.000	$834,438
2,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	2,555,788
3,405	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 08/31/20 @ 104.13)(1)	(CCC-, Caa3)	03/01/24	8.250	2,668,311
180	Golden Nugget, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/20 @ 104.38)(1)	(CCC, Caa3)	10/01/25	8.750	94,725
3,250	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 103.38)(1)	(CCC, Caa2)	10/15/24	6.750	2,254,688
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 08/31/20 @ 105.91)(1)	(B-, B3)	02/01/24	7.875	2,004,519
1,250	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	1,355,081

					11,767,550

Gas Distribution (1.5%)
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/31/20 @ 101.88)	(B+, B1)	06/15/24	5.625	2,550,336
1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	1,058,693

					3,609,029

Health Facilities (0.9%)
1,250	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	1,492,844
775	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1),(4)	(CCC, Caa2)	04/15/27	10.000	824,491

					2,317,335

Health Services (1.7%)
1,400	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/20 @ 103.84)(1)	(BB-, Ba3)	10/01/24	5.125	1,426,103
2,750	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	2,763,750

					4,189,853

Insurance Brokerage (4.9%)
3,530	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	3,576,684
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,107,340
1,200	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	1,270,272
3,910	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	4,043,135
450	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 104.00)(1)	(CCC+, Caa2)	07/15/25	8.000	470,138
1,500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,503,750

					11,971,319

Investments & Misc. Financial Services (2.1%)
1,190	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,207,850
3,700	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B1)	05/01/26	8.000	3,916,672

					5,124,522

Machinery (1.6%)
150	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC, Caa1)	10/01/27	11.000	144,440
690	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, Ba2)	07/31/27	5.750	725,652
600	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	646,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Machinery
$2,300	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	$2,370,461

					3,886,678

Media - Diversified (0.3%)
750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC+, Caa1)	08/15/26	5.750	488,145
375	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B, B1)	04/15/28	5.875	300,163

					788,308

Media Content (1.0%)
1,507	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(B, B3)	08/15/27	6.625	826,966
925	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB-, Ba3)	08/15/26	5.375	714,549
898	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	1,002,114

					2,543,629

Metals & Mining - Excluding Steel (3.8%)
2,200	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(B, Ba3)	01/15/24	4.875	2,131,019
300	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 103.63)(1)	(CCC+, Caa2)	04/01/23	7.250	301,793
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	2,160,782
900	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31)(1)	(BB+, B1)	03/01/28	4.625	897,471
500	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(B+, B2)	01/30/30	4.750	522,692
3,925	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 102.19)(1)	(CCC+, Caa1)	06/15/22	8.750	3,359,859

					9,373,616

Metals & Mining - Excluding Steel (0.1%)
300	Cleveland-Cliffs, Inc. Rule 144A, Senior Secured Notes (Callable 10/17/22 @ 107.41)(1)	(B, Ba3)	10/17/25	9.875	328,125

Oil Field Equipment & Services (0.6%)
381	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(3),(7),(8)	(NR, NR)	08/28/25	5.000	117,958
3,750	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(CCC+, Caa2)	02/15/25	8.250	1,436,681

					1,554,639

Packaging (4.0%)
276	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/11/20 @ 104.50)(1)	(B, Caa1)	02/15/25	6.000	288,696
650	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	680,576
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	2,545,287
2,235	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.13)(1)	(B, B3)	10/15/25	6.250	2,239,191
3,400	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	3,485,527
500	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B+, B2)	08/15/26	5.500	535,150

					9,774,427

Personal & Household Products (0.8%)
2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 104.44)(1),(6)	(NR, Wr)	03/15/25	8.875	70,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Personal & Household Products
$1,822	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(B+, B1)	12/31/25	6.750	$1,953,312

					2,023,312

Pharmaceuticals (4.5%)
169	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 100.00)(1)	(B, B3)	05/15/23	5.875	169,132
1,600	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	1,762,696
325	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	332,270
2,850	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 103.50)(1)	(BB, Ba2)	03/15/24	7.000	2,981,043
344	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 06/30/23 @ 104.50)(1)	(CCC+, Caa2)	06/30/28	6.000	262,644
251	Endo Finance LLC, Rule 144A, Secured Notes (Callable 07/31/23 @ 107.13)(1)	(CCC+, Caa2)	07/31/27	9.500	270,766
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 102.94)(1)	(B+, B2)	10/15/24	5.875	1,348,171
1,250	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	1,360,663
2,619	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B-, B3)	12/15/24	4.375	2,471,406
112	Par Pharmaceutical, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/22 @ 105.63)(1)	(B+, B2)	04/01/27	7.500	119,273

					11,078,064

Real Estate Development & Management (0.5%)
1,100	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	1,130,026

Real Estate Investment Trusts (2.1%)
1,280	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	1,309,434
1,500	iStar, Inc., Senior Unsecured Notes (Callable 08/31/20 @ 102.63)	(BB, Ba3)	09/15/22	5.250	1,505,272
1,405	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 11/01/20 @ 100.00)	(B+, Ba3)	02/01/21	3.625	1,392,531
970	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	983,032

					5,190,269

Recreation & Travel (7.4%)
2,200	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	2,359,269
2,000	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(B-, B3)	04/15/27	5.375	1,935,810
1,575	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(B-, B3)	07/15/29	5.250	1,490,564
1,300	Merlin Entertainments Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1)	(B, B1)	06/15/26	5.750	1,239,628
1,000	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1)	(CCC+, Caa1)	11/15/27	6.625	864,040
1,150	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B, B1)	08/01/25	6.000	1,180,188
680	SeaWorld Parks & Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/22 @ 104.75)(1)	(CCC, Caa2)	08/01/25	9.500	691,900
600	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1),(4)	(B-, B2)	05/01/25	8.750	631,125
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 102.44)(1)	(B-, B3)	07/31/24	4.875	2,045,575
600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1),(4)	(B-, B3)	04/15/27	5.500	567,750
400	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	430,162
3,135	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	2,860,687
925	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	970,949

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$920	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B2)	05/15/25	6.250	$992,450

					18,260,097

Restaurants (1.1%)
2,750	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B+, B2)	10/15/25	5.000	2,816,536

Software - Services (4.6%)
890	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	953,764
1,529	Epicor Software Corp., Rule 144A, Secured Notes, LIBOR 3M + 7.250% (Callable 08/13/20 @ 100.00)(1),(10)	(CCC, Caa2)	06/30/23	7.560	1,528,837
388	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	414,603
1,700	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	1,773,312
235	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	240,104
3,975	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 105.25)(1)	(CCC+, Caa1)	03/01/24	10.500	4,210,519
1,500	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	1,612,500
550	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 100.79)(1)	(BB-, Ba2)	02/01/23	4.750	553,380

					11,287,019

Specialty Retail (2.4%)
61	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.25)(1)	(BB, B1)	03/01/28	4.500	62,738
733	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.38)(1)	(BB, B1)	03/01/30	4.750	753,157
1,425	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B2)	10/30/25	8.500	1,559,520
1,403	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,464,234
2,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	1,762,500
300	Sally Capital, Inc., Rule 144A, Secured Notes (Callable 04/30/22 @ 104.38)(1)	(BB-, Ba2)	04/30/25	8.750	339,140

					5,941,289

Steel Producers/Products (0.3%)
725	Allegheny Technologies, Inc., Global Senior Unsecured Notes (Callable 12/01/22 @ 102.94)(4)	(B, B2)	12/01/27	5.875	690,109

Support - Services (5.4%)
50	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	42,408
1,190	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/20 @ 103.84)(1)	(BB, Ba3)	04/01/25	5.125	1,233,310
2,465	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	2,403,375
300	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	313,631
1,950	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 103.84)(1)	(B-, Caa1)	06/01/25	5.125	1,962,187
925	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	953,675
300	Sabre Global, Inc., Rule 144A, Senior Secured Notes (Callable 03/16/25 @ 100.00)(1)	(B+, Ba3)	04/15/25	9.250	330,938
1,700	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/10/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,760,546
445	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	478,375
2,864	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1)	(CCC+, Wr)	05/01/25	7.875	1,927,801

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$1,753	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 103.44)(1)	(B+, B3)	08/15/23	6.875	$1,816,730

					13,222,976

Tech Hardware & Equipment (1.9%)
1,950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 08/10/20 @ 103.00)(1)	(B-, B3)	06/15/25	6.000	1,995,143
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	1,694,954
675	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	728,767
250	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B+, Ba3)	03/01/26	6.000	267,046

					4,685,910

Telecom - Wireline Integrated & Services (4.3%)
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	2,475,950
650	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	694,005
420	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Baa3)	05/15/27	5.375	463,115
135	GCI LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 103.31)(1)	(B, B3)	06/15/24	6.625	142,524
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 105.91)(1)	(CCC-, Caa1)	12/31/24	7.875	2,272,500
2,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	((P)B+, B1)	10/15/27	6.750	2,163,500
1,676	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,740,769
600	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	620,532

					10,572,895

Theaters & Entertainment (2.9%)
1,490	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(6)	(C, Ca)	11/15/26	5.875	428,375
2,995	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(6)	(C, Ca)	05/15/27	6.125	861,062
1,000	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 08/31/20 @ 100.81)	(BB-, B3)	06/01/23	4.875	852,500
1,265	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB+, Ba2)	05/01/25	8.750	1,311,647
200	Expedia Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 100.00)(1)	(BBB-, Baa3)	05/01/25	6.250	219,013
550	Expedia Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/22 @ 103.50)(1)	(BBB-, Baa3)	05/01/25	7.000	596,176
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/05/20 @ 103.66)(1)	(B, B1)	11/01/24	4.875	2,083,950
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B, B1)	03/15/26	5.625	381,504
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B, B1)	10/15/27	4.750	462,658

					7,196,885

Transport Infrastructure/Services (0.9%)
3,150	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 100.00)(1)	(B-, Caa2)	08/15/22	11.250	2,216,072

TOTAL CORPORATE BONDS (Cost $249,233,963)					236,546,183

BANK LOANS (35.0%)
Advertising (0.3%)
595	Southern Graphics, Inc., LIBOR 1M + 3.250%(10)	(CCC+, B3)	12/31/22	3.411	338,970
850	Southern Graphics, Inc., LIBOR 1M + 7.500%(9),(10)	(CCC-, Caa3)	12/31/23	7.661	283,335

					622,305

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Aerospace & Defense (0.7%)
$1,703	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(NR, NR)	11/28/21	6.000	$1,616,105

Auto Parts & Equipment (0.6%)
966	Dayco Products LLC, LIBOR 3M + 4.250%(10)	(CCC+, Caa2)	05/19/23	4.613	611,727
1,724	Jason, Inc., LIBOR 3M + 4.500%(6),(10)	(D, NR)	06/30/21	4.740	917,776

					1,529,503

Beverages (0.5%)
2,000	The Winebow Group, Inc., LIBOR 1M + 7.500%(9),(10)	(CC, Caa2)	01/02/22	8.500	1,256,670

Building & Construction (1.2%)
1,993	ACProducts, Inc., LIBOR 6M + 6.500%(8),(10)	(B, B2)	08/18/25	7.500	1,995,061
1,092	TRC Companies, Inc., LIBOR 1M + 5.000%(10)	(B, B2)	06/21/24	6.000	1,040,706

					3,035,767

Building Materials (1.7%)
2,000	Airxcel, Inc., LIBOR 2M + 8.750%(10)	(CCC, Ca)	04/27/26	8.993	1,684,000
2,462	LBM Borrower LLC, LIBOR 3M + 3.750%(10)	(B+, B2)	08/20/22	4.822	2,435,652

					4,119,652

Chemicals (4.5%)
2,233	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(8),(10)	(BB-, B1)	08/27/26	6.250	2,247,082
250	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(9),(10)	(CCC, Caa2)	11/18/24	9.000	198,125
2,478	PMHC II, Inc., LIBOR 12M + 3.500%(10)	(CCC+, Caa1)	03/31/25	4.500	2,159,443
2,463	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(8),(10)	(B-, B2)	10/15/25	4.920	2,327,063
1,767	UTEX Industries, Inc., Prime + 5.000%(6),(10)	(CCC, Ca)	05/22/21	8.250	493,907
2,000	Vantage Specialty Chemicals, Inc., LIBOR 6M + 8.250%(9),(10)	(CCC, Caa3)	10/27/25	9.250	1,470,000
2,450	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, Caa1)	08/12/24	5.072	2,172,202

					11,067,822

Diversified Capital Goods (0.5%)
2,045	Dynacast International LLC, LIBOR 3M + 8.500%(10)	(CCC-, Caa3)	01/30/23	9.500	1,155,425

Electronics (2.2%)
999	CPI International, Inc., LIBOR 1M + 7.250%(8),(9),(10)	(CCC, Caa2)	07/26/25	8.250	884,448
2,250	EXC Holdings III Corp., LIBOR 3M + 7.500%(10)	(CCC+, Caa2)	12/01/25	8.500	2,175,188
2,447	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B3)	01/10/24	4.058	2,303,261

					5,362,897

Energy - Exploration & Production (0.2%)
2,625	PES Holdings LLC, Prime + 6.990%(6),(10)	(NR, NR)	12/31/22	6.990	610,211

Food - Wholesale (0.7%)
1,708	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B, B3)	10/22/25	4.411	1,664,693

Gas Distribution (1.5%)
1,217	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B, B2)	10/31/24	4.500	1,102,550
990	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B, B2)	11/01/24	3.808	853,875
1,926	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(10)	(B, B3)	09/27/24	5.000	1,692,719

					3,649,144

Health Facility (0.4%)
1,137	Western Dental Services, Inc., LIBOR 3M + 5.250%(10)	(CCC+, Caa1)	06/30/23	6.250	983,913

Health Services (1.6%)
2,227	Athenahealth, Inc., LIBOR 3M + 4.500%(10)	(B, B2)	02/11/26	4.818	2,202,413
895	Carestream Health, Inc., LIBOR 3M + 6.750%(10)	(B-, B1)	05/08/23	7.822	853,979
995	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(10)	(B, B2)	12/11/26	5.500	994,280

					4,050,672

Insurance Brokerage (1.3%)
1,940	Acrisure LLC, LIBOR 1M + 3.500%(10)	(B, B2)	02/15/27	3.661	1,874,390
1,242	Alera Group Holdings, Inc., LIBOR 6M + 4.000%(8),(10)	(B, B2)	08/01/25	5.072	1,213,696

					3,088,086

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services (1.1%)
$1,493	Advisor Group, Inc., LIBOR 1M + 5.000%(10)	(B-, B2)	07/31/26	5.161	$1,416,592
1,298	Deerfield Dakota Holding LLC, LIBOR 1M + 8.000%(8),(10)	(CCC, Caa2)	04/07/28	9.000	1,294,832
215	Ditech Holding Corp., Prime + 7.000%(6),(8),(10)	(NR, NR)	06/30/22	10.250	50,473

					2,761,897

Life Insurance (0.6%)
1,474	Vida Capital, Inc., LIBOR 2M + 6.000%(8),(10)	(B, B2)	10/01/26	6.161	1,470,066

Machinery (1.3%)
1,223	LTI Holdings, Inc., LIBOR 1M + 6.750%(9),(10)	(CCC, Caa3)	09/06/26	6.918	882,334
595	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(CCC+, B3)	09/06/25	3.668	525,769
2,475	WireCo WorldGroup, Inc., LIBOR 6M + 9.000%(8),(9),(10)	(CCC+, Caa3)	09/30/24	10.072	1,893,375

					3,301,478

Medical Products (1.0%)
1,170	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(10)	(CCC+, B3)	06/15/23	6.060	994,177
1,485	Maravai Intermediate Holdings LLC, LIBOR 3M + 4.250%(8),(10)	(B-, B2)	08/01/25	5.250	1,473,750

					2,467,927

Metals & Mining - Excluding Steel (0.9%)
2,216	GrafTech Finance, Inc., LIBOR 1M + 3.500%(10)	(BB-, B1)	02/12/25	4.500	2,163,276

Packaging (0.1%)
800	Strategic Materials, Inc., LIBOR 3M + 7.750%(8),(9),(10)	(CC, C)	10/31/25	8.750	160,000

Personal & Household Products (1.2%)
1,770	Serta Simmons Bedding LLC, LIBOR 3M + 7.500%(10)	(B+, B2)	08/10/23	8.500	1,755,027
1,073	Serta Simmons Bedding LLC, LIBOR 3M + 7.500%(10)	(B, Caa2)	08/10/23	8.500	825,825
479	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/23	4.750	473,372

					3,054,224

Pharmaceuticals (0.7%)
1,870	Akorn, Inc., LIBOR 1M + 13.750%(6),(10)	(D, NR)	04/16/21	14.750	1,823,647

					1,823,647

Recreation & Travel (1.8%)
1,959	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(10)	(CCC-, Caa3)	09/04/26	8.822	1,593,323
1,861	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B-, B3)	09/05/25	4.822	1,560,065
1,547	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC-, Caa2)	04/27/25	5.500	1,257,181

					4,410,569

Restaurants (0.1%)
277	Golden Nugget, Inc., LIBOR 3M + 12.000%(8),(10)	(NR, NR)	10/04/23	13.000	321,726
23	Golden Nugget, Inc., LIBOR 3M + 12.000%(8),(10)	(NR, NR)	10/04/23	13.000	25,708

					347,434

Software - Services (3.5%)
748	Aston FinCo Sarl, LIBOR 1M + 4.250%(10)	(B-, B2)	10/09/26	4.428	719,367
2,560	Epicor Software Corp., LIBOR 1M + 7.750%(10)	(CCC, Caa2)	07/30/28	8.750	2,624,000
249	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(10)	(CCC+, B2)	06/13/24	4.500	230,868
2,979	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(10)	(CCC-, Caa2)	06/13/25	8.250	2,746,349
1,000	Hyland Software, Inc., LIBOR 1M + 7.000%(10)	(CCC, Caa1)	07/07/25	7.750	1,000,005
601	LDiscovery LLC, LIBOR 3M + 5.875%(10)	(B, B3)	12/09/22	6.875	567,922
728	Project Leopard Holdings, Inc., LIBOR 3M + 4.250%(10)	(B, B2)	07/07/23	5.250	717,126

					8,605,637

Specialty Retail (1.0%)
1,500	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(9),(10)	(CCC, Caa2)	10/03/25	8.500	1,338,750
1,000	Sally Holdings LLC	(BB+, Ba1)	07/05/24	4.500	998,750

					2,337,500

Support - Services (1.4%)
1,234	IG Investment Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	05/23/25	5.000	1,183,726
1,391	Nuvei Technologies Corp., LIBOR 1M + 5.000%(8),(10)	(B-, B2)	09/29/25	6.000	1,390,808
1,000	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(8),(9),(10)	(CCC, Caa2)	08/25/25	8.750	900,000

					3,474,534

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireline Integrated & Services (0.4%)
$1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(9),(10)	(CCC, Caa2)	07/23/26	7.660	$971,657

Theaters & Entertainment (2.0%)
2,158	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(10)	(B-, B3)	07/03/26	5.500	2,090,999
2,412	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(CCC+, B3)	05/18/25	2.920	1,926,370
997	William Morris Endeavor Entertainment LLC, LIBOR 1M + 8.500%(10)	(CCC+, B3)	05/18/25	9.500	972,563

					4,989,932

TOTAL BANK LOANS (Cost $98,059,157)					86,152,643

ASSET BACKED SECURITIES (2.0%)
Collateralized Debt Obligations (2.0%)
1,500	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550%(1),(10)	(BB-, NR)	01/20/32	7.822	1,380,900
1,500	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750% (1),(10)	(NR, Ba3)	01/20/29	7.022	1,260,324
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(10)	(BB-, NR)	10/20/32	7.502	927,920
1,500	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10)	(NR, Baa3)	07/15/28	3.335	1,333,152

TOTAL ASSET BACKED SECURITIES (Cost $5,392,131)					4,902,296

Number of Shares

COMMON STOCKS (2.6%)
Auto Parts & Equipment (2.2%)
109,693	Remainco LLC(7),(8),(11)				5,415,543

Building & Construction (0.0%)
10	White Forest Resources, Inc.(7),(8),(9),(11)				—

Chemicals (0.1%)
4,893	Huntsman Corp.(9)				90,521
5,400	Project Investor Holdings LLC(7),(8),(9),(11)				54
89,998	Proppants Holdings LLC(7),(8),(9),(11)				180,896

					271,471

Energy - Exploration & Production (0.1%)
10,716	Independence Contract Drilling, Inc.(11)				35,898
111,570	PES Energy, Inc.(9),(11)				1,116
32,848	Talos Energy, Inc.(11)				223,695

					260,709

Oil Field Equipment & Services (0.0%)
4,254	Pioneer Energy Services Corp.(7),(8),(11)				3,105

Support - Services (0.2%)
2,100	LTR Holdings LLC(7),(8),(9),(11)				439,173
865	Sprint Industrial Holdings LLC, Class G(7),(8),(9),(11)				—
78	Sprint Industrial Holdings LLC, Class H(7),(8),(9),(11)				—
192	Sprint Industrial Holdings LLC, Class I(7),(8),(9),(11)				2

					439,175

Theaters & Entertainment (0.0%)
45	NEG Holdings LLC, Litigation Trust Units(7),(8),(9),(11)				1

TOTAL COMMON STOCKS (Cost $6,528,331)					6,390,004

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(7),(8),(9),(11) (Cost $11,699)				—

SHORT-TERM INVESTMENTS (1.5%)
3,797,525	State Street Navigator Securities Lending Government Money Market Portfolio 0.12%(12) (Cost $3,797,525)				3,797,525

TOTAL INVESTMENTS AT VALUE (137.3%) (Cost $363,022,806)	$337,788,651
LIABILITIES IN EXCESS OF OTHER ASSETS (-37.3%)	(91,809,230)

NET ASSETS (100.0%)	$245,979,421

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities amounted to a value of $209,280,227 or 85.1% of net assets.

(2)	This security is denominated in British Pound.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	Security or portion thereof is out on loan.
(5)	This security is denominated in Euro.
(6)	Bond is currently in default.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(8)	Security is valued using significant unobservable inputs.
(9)	Illiquid security (unaudited).
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of July 31, 2020.
(11)	Non-income producing security.
(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2020.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	124,026	USD	142,693	10/13/20	Barclays Bank PLC	$142,693	$146,879	$4,186
EUR	432,314	USD	477,816	10/13/20	Deutsche Bank AG	477,816	511,973	34,157
EUR	1,841,850	USD	2,055,857	10/13/20	JPMorgan Chase	2,055,857	2,181,228	125,371
GBP	93,150	USD	115,750	10/13/20	Barclays Bank PLC	115,750	122,305	6,555
GBP	49,343	USD	58,430	10/13/20	Deutsche Bank AG	58,430	64,787	6,357
USD	3,452,811	EUR	3,072,989	10/13/20	Morgan Stanley	(3,452,811)	(3,639,216)	(186,405)
USD	487,075	EUR	439,892	10/13/20	Deutsche Bank AG	(487,075)	(520,946)	(33,871)
USD	182,771	EUR	165,657	10/13/20	JPMorgan Chase	(182,771)	(196,180)	(13,409)
USD	1,334,381	GBP	1,080,182	10/13/20	Morgan Stanley	(1,334,381)	(1,418,260)	(83,879)
USD	106,780	GBP	86,009	10/13/20	Deutsche Bank AG	(106,780)	(112,929)	(6,149)
USD	67,965	GBP	53,953	10/13/20	JPMorgan Chase	(67,965)	(70,839)	(2,874)

								$(149,961)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

🌑	Level 1–quoted prices in active markets for identical investments
🌑	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
🌑	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$236,424,557	$121,626		$236,546,183
Bank Loans	—	68,504,555	17,648,088		86,152,643
Asset Backed Securities	—	4,902,296	—		4,902,296
Common Stocks	350,114	1,116	6,038,774		6,390,004
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	3,797,525	—		3,797,525

	$350,114	$313,630,049	$23,808,488		$337,788,651

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$176,626	$—		$176,626

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$326,587	$—		$326,587

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$3,667	$16,330,150	$3,699,110	$0	(1)	$20,032,927
Accrued discounts (premiums)	—	38,112	—	—		38,112
Purchases	1,292,000	8,190,699	3,131,130	—		12,613,829
Sales	(588,211)	(4,465,810)	(1,055,290)	—		(6,109,311)
Realized gain (loss)	(425,789)	(283,500)	(1,159,356)	—		(1,868,645)
Change in unrealized appreciation (depreciation)	(160,041)	(1,478,104)	1,423,180	—		(214,965)
Transfers into Level 3	—	4,671,305	—	—		4,671,305
Transfers out of Level 3	—	(5,354,764)	—	—		(5,354,764)

Balance as of July 31, 2020	$121,626	$17,648,088	$6,038,774	$0	(1)	$23,808,488

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2020	$(160,041)	$(881,872)	$(1,524,270)	$—		$(2,566,183)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 07/31/2020	Valuation Techniques	Unobservable Input	Range (Weighted Average)*
Corporate Bonds	$3,667	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
	$117,959	Market Approach	EBITDA Multiples	11.7 (N/A)
Bank Loans	$17,648,088	Vendor Pricing	Single Broker Quote	$0.20 – $1.16 ($0.95)
Common Stocks	$5,415,545	Income Approach	Expected Remaining Distribution	$0.00 – $49.37 ($49.37)
	$623,229	Market Approach	EBITDA Multiples	4.4 – 11.7 (7.9)
Warrants	$0	Market Approach	EBITDA Multiples	6.6 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2020, $4,671,305 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,354,764 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.